Securities at fair value through other comprehensive income and securities at amortised cost (Tables)	12 Months Ended
Dec. 31, 2020
Securities at fair value through other comprehensive income and securities at amortized cost [Abstract]
Securities at fair value through other comprehensive income and securities at amortized cost

(a)	Details of securities at FVOCI and securities at amortized cost as of December 31, 2019 and 2020 are as follows:

	2019		2020
Securities at FVOCI:
Debt securities:
Government bonds	~~W~~	17,597,910	19,370,393
Financial institutions bonds		21,527,242	20,053,716
Corporate bonds and others		19,447,942	17,985,324

		58,573,094	57,409,433

Equity securities (*):
Stocks		728,311	777,901
Equity investments		5,356	4,445
Others		74,292	124,333

		807,959	906,679

		59,381,053	58,316,112

Securities at amortized cost:
Debt securities:
Government bonds		30,385,084	31,816,320
Financial institutions bonds		4,770,204	3,835,577
Corporate bonds and others		10,426,777	11,630,726

		45,582,065	47,282,623

	~~W~~	104,963,118	105,598,735

(*)

Equity securities in the above table are classified as other comprehensive income—equity securities designated as fair value items, and other comprehensive income and fair value options are exercised for the purpose of holding as required by the policy.

Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost
(b)	Changes in carrying value of debt securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Securities at fair value through other comprehensive income				Securities at amortized cost
	12-month expected credit loss		Life time expected credit loss	Total	12-month expected credit loss	Life time expected credit loss	Total
Beginning allowance	~~W~~	37,571,814	105,831	37,677,645	28,464,921	22,475	28,487,396
Transfer to 12-month expected credit loss		34,555	(34,555)	—	20,198	(20,198)	—
Transfer to life time expected credit loss		(64,928)	64,928	—	—	—	—
Transfer to impaired financial asset		—	—	—	—	—	—
Purchase		46,847,222	61,410	46,908,632	12,209,898	—	12,209,898
Disposal		(16,109,006)	(10,222)	(16,119,228)	—	—	—
Repayment		(21,129,182)	—	(21,129,182)	(6,722,560)	—	(6,722,560)
Others (*)		230,733	51,702	282,435	322,107	20,995	343,102
Business combination		10,952,792	—	10,952,792	11,273,999	—	11,273,999

Ending balance	~~W~~	58,334,000	239,094	58,573,094	45,568,563	23,272	45,591,835

	2020
	Securities at fair value through other comprehensive income				Securities at amortized cost
	12-month expected credit loss		Life time expected credit loss	Total	12-month expected credit loss	Life time expected credit loss	Total
Beginning allowance	~~W~~	58,334,000	239,094	58,573,094	45,568,563	23,272	45,591,835
Transfer to 12-month expected credit loss		30,233	(30,233)	—	—	—	—
Transfer to life time expected credit loss		(83,132)	83,132	—	—	—	—
Transfer to impaired financial asset		—	—	—	—	—	—
Purchase		52,637,678	19,675	52,657,353	7,645,000	—	7,645,000
Disposal		(34,969,744)	(21,247)	(34,990,991)	—	—	—
Repayment		(17,610,988)	(12)	(17,611,000)	(5,900,311)	(23,272)	(5,923,583)
Others (*)		(1,195,749)	(23,274)	(1,219,023)	(20,143)	—	(20,143)

Ending balance	~~W~~	57,142,298	267,135	57,409,433	47,293,109	—	47,293,109

(*)	Included the effects from changes in foreign exchange rate, amortization of fair value adjustments recognized through business combination accountings.

Changes in allowance for credit loss of securities at fair value through other comprehensive income and securities at amortized cost
(c)	Changes in allowance for credit loss of debt securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Securities at fair value through other comprehensive income				Securities at amortized cost
	12 months expected credit loss		Life time expected credit loss	Total	12 months expected credit loss	Life time expected credit loss	Total
Beginning allowance	~~W~~	25,722	362	26,084	9,243	17	9,260
Transfer to 12 months expected credit loss		33	(33)	—	4,301	(4,301)	—
Transfer to life time expected credit loss		(60)	60	—	—	—	—
Transfer to impaired financial asset		—	—	—	—	—	—
Provision (reversal)		8,403	(2,616)	5,787	(3,752)	4,295	543
Disposal		(5,340)	(258)	(5,598)	—	—	—
Others (*)		(1,177)	3,140	1,963	(33)	—	(33)

Ending balance	~~W~~	27,581	655	28,236	9,759	11	9,770

	2020
	Securities at fair value through other comprehensive income				Securities at amortized cost
	12 months expected credit loss		Life time expected credit loss	Total	12 months expected credit loss	Life time expected credit loss	Total
Beginning allowance	~~W~~	27,581	655	28,236	9,759	11	9,770
Transfer to 12 months expected credit loss		22	(22)	—	—	—	—
Transfer to life time expected credit loss		(193)	193	—	—	—	—
Transfer to impaired financial asset		—	—	—	—	—	—
Provision (reversal)		3,480	349	3,829	1,086	(11)	1,075
Disposal		(9,019)	(487)	(9,506)	—	—	—
Others (*)		622	(10)	612	(359)	—	(359)

Ending balance	~~W~~	22,493	678	23,171	10,486	—	10,486

(*)	Included the effects from changes in foreign exchange rate, debt restructuring, debt-equity swap.

Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost

(d)	Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost for the years ended December 31, 2019 and 2020 are as follows:

	2019		2020
Gain on disposal of securities at FVOCI	~~W~~	159,883	301,920
Loss on disposal of securities at FVOCI		(7,605)	(28,127)
Gain on disposal of securities at amortized cost (*)		86	42
Loss on disposal of securities at amortized cost (*)		(20)	(67)

	~~W~~	152,344	273,768

(*)	The issuers of those securities have exercised the early redemption options and the others.

Income or loss on equity securities at fair value through other comprehensive income
(e)	Income or loss on equity securities at fair value through other comprehensive income

i)

The Group recognizes dividends, amounting to ~~W~~16,586 million and ~~W~~21,503 million, related to equity securities at fair value through other comprehensive income for the years ended December 31, 2019 and 2020, respectively.

ii)	The details of disposal of equity securities at fair value through other comprehensive income for the years ended December 31, 2019 and 2020 are as follows:

	2019		2020
Fair value at the date of disposal	~~W~~	45,074	69,969
Cumulative net gain at the time of disposal		(10,843)	(38,380)